CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,507,737)	$ (2,843,473)
Adjustments to reconcile net loss to net cash used in operating activities:
Warrant and option expense	31,206	525,703
Stock-based compensation	1,884,102	237,550
Amortization of debt discounts	407,182	269,576
Amortization of deferred financing cost	0	17,111
Depreciation	66,596	60,453
Loss on debt extinguishment.	80,396	220,703
Loss on derivative instruments.	767,940	0
Gain on disposition of fixed asset	(352)	0
Net change in operating assets and liabilities:
Prepaid expenses and other current assets	9,200	37,432
Inventory	0	(52,279)
Accounts payable	(14,305)	172,788
Accrued compensation - related parties	380,000	228,975
Accrued liabilities	106,801	405,127
Interest payable	23,467	38,323
Net Cash Used in Operating Activities	(765,504)	(682,011)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(2,385)	(80,954)
Proceeds from asset disposition	6,937	0
Restricted cash	(5)	(59,499)
Net Cash Used in Investing Activities	4,547	(140,453)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock	871,679	50,000
Proceeds from notes payable	0	583,000
Proceeds from convertible notes payable, net of original issue discounts	321,800	0
Proceeds from note payable - related party	0	30,000
Payments on notes payable	(215,000)	0
Increase in finance contracts	61,157	39,960
Payments on finance contracts	(53,453)	(27,616)
Net Cash Provided by Financing Activities	986,183	675,344
NET (DECREASE) IN CASH	225,226	(147,120)
CASH, BEGINNING OF YEAR	71,393	218,513
CASH, END OF YEAR	296,619	71,393
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	57,145	33,435
Cash paid for income taxes	0	0
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued with debt modification	4,858	0
Common stock issued with note payable	0	119,559
Common stock issued on settlement of debt and accrued interest	307,982	0
Warrants issued for deferred financing costs	0	17,111
Warrants issued with notes payable	0	73,053
Common stock issued for related party payables	151,161	53,534
Common stock issued for third party payables	321,178	0
Common stock issued for inventory	241,393	0
Common stock issued for prepayment of services	41,535	0
Common stock issued on conversion of notes payable and accrued interest	306,878	0
Debt discount from derivative liabilities	259,898	0
Derivative allocation between liability and equity	1,027,838	0
Reclassification of accrued interest to note principal balance outstanding	5,940	0
Convertible debt issued for stock issuance cost	25,000	0
Fixed assets purchased on accounts payable	$ 60,612	$ 0